Summary of Significant Accounting Policies - Estimated Useful Life of Property Plant and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Computer Equipment [Member]
Property and equipment estimated useful lives	5 years
Computer Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives		3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives		5 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives		8 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years